Business Combinations - Narrative, Biotel Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 02, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Fair value of cash consideration		$ 71,766	$ 0	$ 5,914,475
Goodwill		$ 9,022,075	$ 8,971,670	$ 9,037,931
Biotel Research LLC
Business Acquisition [Line Items]
Fair value of cash consideration	$ 68,100
Cash acquired from acquisition	1,400
Intangible assets	36,400
Goodwill	$ 23,400